SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions		12 Months Ended
	Nov. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 21, 2017 USD ($)	Jun. 21, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill/(bargain purchase gain)		$ 209	$ 0	$ 0
AMSF
Disclosure of detailed information about business combination [line items]
Current assets					$ 262
Property, plant and equipment					600
Intangible assets					19
Other non-current assets					252
Total assets acquired					1,133
Deferred tax liabilities					(45)
Other liabilities					(784)
Total liabilities acquired					(829)
Net assets acquired					304
Non-controlling interests					0
Consideration paid, net					0
Consideration payable					328
Goodwill recognised as of acquisition date					$ 24
Ilva
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,273
Property, plant and equipment	1,026
Intangible assets	300
Other non-current assets	375
Total assets acquired	2,974
Deferred tax liabilities	0
Other liabilities	(1,225)
Total liabilities acquired	(1,225)
Net assets acquired	1,749
Non-controlling interests	0
Consideration paid, net	52
Consideration payable	1,488
Goodwill/(bargain purchase gain)	$ (209)	$ (209)
Sumaré
Disclosure of detailed information about business combination [line items]
Current assets						$ 50
Property, plant and equipment						69
Intangible assets						21
Other non-current assets						7
Total assets acquired						147
Deferred tax liabilities						(23)
Other liabilities						(29)
Total liabilities acquired						(52)
Net assets acquired						95
Non-controlling interests						(48)
Consideration paid, net						44
Consideration payable						5	€ 4
Goodwill recognised as of acquisition date						$ 2